Schedule of Future Minimum Lease Payments (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Operating Lease Cost
2023 (six months)	$ 538,112
2023	734,612	$ 1,545,103
2024	468,745	1,152,928
2025	236,609	887,061
2026	73,823	628,509
Thereafter	81,691
Total	2,133,592	4,432,675
Amount representing imputed interest	(143,280)	(410,555)
Total operating lease liability	1,990,312	4,022,120
Current portion of operating lease liability	(947,657)	(1,368,016)	$ (1,478,140)
Operating lease liability, non-current	1,042,655	2,654,104	4,018,926
2027		137,383
Thereafter		81,691
Total operating lease liability	1,990,312	4,022,120
Operating lease liability, non-current	$ 1,042,655	$ 2,654,104	$ 4,018,926